Shipbuilding Contracts	12 Months Ended
Dec. 31, 2013
Investments Debt And Equity Securities [Abstract]
Shipbuilding Contracts
18.	Shipbuilding Contracts

On April 8, 2013, the Company entered into agreements with STX Offshore & Shipbuilding Co., Ltd (or STX) of South Korea to construct four, fuel-efficient 113,000 dead-weight tonne Long Range 2 (or LR2) product tanker newbuildings plus options to order up to an additional 12 vessels. The payment of the Company’s first shipyard installment was contingent on the Company receiving acceptable refund guarantees for the shipyard installment payments. In May 2013, STX commenced a voluntary financial restructuring with its lenders, and as a result, STX’s refund guarantee applications were temporarily suspended. In October and November 2013, the Company exercised its options to order eight additional LR2 newbuildings, in aggregate, under option agreements relating to the original STX LR2 shipbuilding agreements signed in April 2013. STX did not produce shipbuilding contracts within the specified timeframe of the option declarations and, informed the Company that there was no project of the referred guarantee being provided under any of the option agreement and therefore, is in breach of the option agreements. In December 2013, the newbuilding agreements were terminated by the Company.

At December 31, 2013, the Company was evaluating its alternatives, including taking legal action for damages (see note 19).